Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000004009 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004009 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004009 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004009 | Republic of Angola
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004009 | Sultanate of Oman
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004009 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004009 | Republic of Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004009 | Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004009 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004009 | Republic of Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004009 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000004009 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004009 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004009 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004009 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004009 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004009 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004009 | Oman
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004009 | Angola
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004009 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159127 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159127 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159127 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159127 | Republic of Angola
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159127 | Sultanate of Oman
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159127 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159127 | Republic of Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159127 | Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159127 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159127 | Republic of Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159127 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000159127 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159127 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159127 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159127 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159127 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159127 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159127 | Oman
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159127 | Angola
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159127 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159128 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159128 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159128 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159128 | Republic of Angola
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159128 | Sultanate of Oman
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159128 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159128 | Republic of Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159128 | Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159128 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159128 | Republic of Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159128 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000159128 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159128 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159128 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159128 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159128 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159128 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159128 | Oman
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159128 | Angola
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159128 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219336 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219336 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219336 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219336 | Republic of Angola
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219336 | Sultanate of Oman
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219336 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219336 | Republic of Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219336 | Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219336 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219336 | Republic of Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219336 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000219336 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219336 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219336 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219336 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219336 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219336 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219336 | Oman
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219336 | Angola
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219336 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%